Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Capital Lease Obligations [Line Items]
Capital lease obligations	$ 30,532	$ 30,418
Less current portion	23,032	13,263
Noncurrent portion of capital leases	$ 7,500	$ 17,155